11. OTHER TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Taxes Other Than Income Tax Assets And Liabilities [Abstract]
Schedule of other taxes
	ASSETS
	2020	2019
Recoverable State VAT (ICMS) (i)	1,056,583	1,301,684
PIS and COFINS (ii)	2,115,486	2,736,009
Other	98,548	47,257
Total	3,270,617	4,084,950
Current	1,823,451	1,089,391
Non-current	1,447,166	2,995,559

	LIABILITIES
	2020	2019
State VAT (ICMS)	389,852	526,618
ICMS Convention No. 69/1998	136,462	220,467
PIS and COFINS (iii)	560,554	574,063
FUST/FUNTTEL/broadcasting fees (iv)	665,169	669,193
Telecom Inspection Fund (FISTEL) fee (v)	488,538
Other (vi)	272,570	120,460
Total	2,513,145	2,110,801
Current	1,189,145	886,763
Non-current	1,324,000	1,224,038

(i) Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000.

(ii) The Company and its subsidiaries filed legal proceedings to claim the right to deduct ICMS from the PIS and COFINS tax bases and the recovery of past unduly paid amounts, within the relevant statute of limitations.

In 2019, the 1st and 2nd Region Federal Courts (Brasília and Rio de Janeiro) issued final and unappealable decisions favorable to the Company on two of the three main lawsuits of the Company relating to the discussion about the non-levy of PIS and COFINS on ICMS.

These credits were cleared for offset by the Federal Revenue Service between May and October 2019 so that the Company has been using them to pay federal taxes due since June 2019. The total amount of the credit was approximately R$3 billion, added to the three lawsuits.

(iii) Represented primarily by the Social Integration Program Tax on Revenue (PIS) and Social Security Funding Tax on Revenue (COFINS) on revenue, financial income, and other income.

(iv) The Company and its subsidiaries Telemar and Oi Móvel filed lawsuits to discuss the correct calculation of the contribution to the FUST and in the course of the lawsuits made escrow deposits to suspend its collection. These discussions are also being judged by higher courts and a possible transformation of the deposited amounts into definitive payments should not occur within two (2) years.

(v) The Company and its subsidiaries, Telemar and Oi Móvel, together with other industry companies, filed a lawsuit aiming at removing the obligation to pay the Installation Inspection Fee (TFI) and the Operation Fee (TFF). The court awarded a sentence rejecting the claims, which led to the filing of an appeal, which is still awaiting judgment. As the 2020 TFF payment deadline is about to expire and the appeal is pending judgment, the companies filed request for an early appeal, granted on March 18, 2020, to suspend the payment of the 2020 TFF until the appeal is judged.

(vi) Represented primarily by inflation adjustment to suspended taxes and withholding tax on intragroup loans and interest on capital.